Stock-Based Compensation - Schedule of Stock-Based Plan Compensation Expense, Including Cash Award (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based compensation plan expense, net of related tax benefits	$ 8,130	$ 8,012	$ 7,396
Stock-based compensation plan related tax benefits	$ 4,983	$ 4,910	$ 4,533